Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions						12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Dec. 09, 2020	Jan. 01, 2020	Jul. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense						$ 35	$ 35	$ 28
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences						(95)	22	(61)
Deferred income tax expense related to temporary difference on investment in subsidiary						9	0	0
Deferred income tax expense resulting from changes in tax rates or laws expense (recovery)						(7)	(31)	0
Writedown (reversal of writedown) of deferred income tax assets						8	(9)	27
Current income tax expense						35	35	28
Deferred income tax recovery						(85)	(18)	(34)
Income tax expense (recovery)						$ (50)	$ 17	$ (6)
Corporate tax rate						24.50%	26.50%	26.80%
ALBERTA
Disposal Groups, Including Discontinued Operations [Line Items]
Corporate tax rate		9.00%	8.00%	10.00%	11.00%	8.00%	11.00%
ALBERTA | Forecast
Disposal Groups, Including Discontinued Operations [Line Items]
Corporate tax rate	8.00%